COMMITMENTS (Details Narrative)	12 Months Ended
Jan. 31, 2020
Cost-sharing agreement [Member] | Oniva International Services Corp. [Member]
Statement [Line Items]
Percentage of out-of-pocket expenses to be reimbursed by company	100.00%